PRIVATE PLACEMENT (Details) - USD ($)		11 Months Ended
	Aug. 10, 2021	Dec. 31, 2021	Aug. 26, 2022
Private Placement [Abstract]
Number of securities called by each warrant (in shares)			1
Exercise price of warrant (in dollars per share)			$ 11.50
CIK 0001846136 Riverview Acquisition Corp
Private Placement [Abstract]
Cash paid in excess of fair vlaue of private placement warrants charged to additional paid-in captial		$ 518,000
Private Placement [Member] | CIK 0001846136 Riverview Acquisition Corp | Private Placement Warrants [Member]
Private Placement [Abstract]
Warrants issued (in shares)	7,400,000
Share price (in dollars per share)	$ 1.00
Gross proceeds from issuance of warrants	$ 7,400,000
Cash paid in excess of fair vlaue of private placement warrants charged to stockholders equity	6,882,000
Cash paid in excess of fair vlaue of private placement warrants charged to additional paid-in captial	$ 518,000
Private Placement [Member] | CIK 0001846136 Riverview Acquisition Corp | Private Placement Warrants [Member] | Common Class A [Member]
Private Placement [Abstract]
Number of securities called by each warrant (in shares)	1
Exercise price of warrant (in dollars per share)	$ 11.50